Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 17, 2015
Related Party Transaction [Line Items]
Maximum contracted charter hire receivable	$ 871,639,000
Minimum [Member]
Related Party Transaction [Line Items]
Cost reimbursement per vessel per day	5,900	5,400
Maximum [Member]
Related Party Transaction [Line Items]
Cost reimbursement per vessel per day	9,000	8,800
CMA CGM [Member]
Related Party Transaction [Line Items]
Voting interest	44.43%
Charter hire payments term	Every 15 days in advance on the 1st and 16th of each month
Charter hire outstanding	0
Preferred Shares Dividend	653,000	1,037,000	1,161,000
Maximum contracted charter hire receivable	832,492,000
Number of vessels	15
Annual ship management fee per vessel	123,000	114,000	114,000
Number of vessels under technical management	17
Ship management fees	2,091,000	1,938,000	1,938,000
CMA CGM [Member] | Scenario, Forecast [Member]
Related Party Transaction [Line Items]
Charter hire outstanding				$ 0
CMA CGM [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Remaining charter terms	3 years
CMA CGM [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Remaining charter terms	11 years